Revenue from Contracts with Customers - Other income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) $ / item	Dec. 31, 2024 USD ($) $ / item	Dec. 31, 2022 MXN ($)
Revenue from Contracts with Customers
Other income			$ 346,232
Revenue per gallon | $ / item	0.02	0.02
Income recovery from the fuel distribution fee at the LMM Airport
Revenue from Contracts with Customers
Other income			300,384
Income recovery due to regularization of car rental companies
Revenue from Contracts with Customers
Other income			$ 45,848
Car rental operation outside the airport
Revenue from Contracts with Customers
Insurance recovery recognized in the comprehensive statement of income	$ 45,848	$ 2,225